Expense Example - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO - Fidelity Sustainable Intermediate Municipal Income Fund - Fidelity Sustainable Intermediate Municipal Income Fund
Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 38
3 years	340
5 years	709
10 years	$ 1,749